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T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.
T. ROWE PRICE Tax-Free Short-Intermediate Fund Investor Class I Class Advisor Class SUMMARY
Investment Objective(s)
The fund seeks to provide, consistent with modest price fluctuation, a high level of income exempt from federal income taxes by investing primarily in short- and intermediate-term investment-grade municipal securities.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the Investor Class or I Class, which are not reflected in the table.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - USD ($)	Investor Class		I Class	Advisor Class
Maximum account fee	$ 20	[1]
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.	Investor Class	I Class	Advisor Class
Management fees	0.39%	0.39%	0.39%
Distribution and service (12b-1) fees			0.25%
Other expenses	0.12%	0.02%	0.18%
Total annual fund operating expenses	0.51%	0.41%	0.82%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - USD ($)	1 year	3 years	5 years	10 years
Investor Class	52	164	285	640
I Class	42	132	230	518
Advisor Class	84	262	455	1,014

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 17.4% of the average value of its portfolio.
Investments, Risks, and Performance Principal Investment Strategies
The fund invests primarily in short-term municipal securities (maturities of less than three years) and intermediate-term municipal securities (maturities between three and ten years). The fund’s weighted average maturity normally ranges from two to five years and is not expected to exceed five years. Most investments are in investment-grade securities, which are securities rated in one of the four highest credit rating categories as determined by at least one established credit rating agency or, if unrated, deemed by T. Rowe Price to be of comparable quality. The fund may invest up to 5% of its total assets in noninvestment-grade securities, known as “junk” bonds, including those with the lowest credit ratings.

T. Rowe Price’s active investment management approach emphasizes the value of in-depth fundamental credit research, diversification, and risk management practices. By using fundamental research, T. Rowe Price seeks to select investments for the fund’s portfolio based on its outlook for the different sectors of the tax-free municipal market (for example, T. Rowe Price may emphasize revenue bonds instead of state and local general obligation debt) and specific issuers or securities. The goal of this approach is to seek higher yields while taking a risk-conscious approach. Risk management practices include managing the fund’s duration (which is a measurement of the price sensitivity of a bond or bond fund to changes in interest rates), while also focusing on striking a balance between (i) investing more heavily in certain sectors or issuers and (ii) diversifying the fund’s investments across the broader municipal market.

Normally, at least 80% of the fund’s income will be exempt from federal income taxes. However, up to 20% of the fund’s income could be derived from securities subject to the alternative minimum tax.

From time to time, the fund may invest a significant portion of its assets in sectors with special risks, such as health care, transportation, utilities, or private activity bonds. The fund may sell holdings for a variety of reasons, such as to adjust the portfolio’s average maturity, duration, or overall credit quality, or to shift assets into and out of higher- or lower-yielding securities or certain sectors.
Principal Risks
As with any fund, there is no guarantee that the fund will achieve its objective(s). The fund’s share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund, which may be even greater during periods of market disruption or volatility, are summarized as follows:

Municipal securities The fund may be highly impacted by events tied to the overall municipal securities markets, which can be very volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the global, national, and/or local economies. Income from municipal securities held by the fund could become taxable because of changes in tax laws or interpretations by taxing authorities, or noncompliant conduct of a state municipality. Other changes in tax laws, including changes to individual or corporate tax rates, could alter the attractiveness and overall demand for municipal bonds.

Certain sectors of the municipal bond market have special risks and could be affected by certain developments more significantly than the market as a whole. For example: health care can be negatively impacted by rising expenses and dependency on third party reimbursements; transportation can be negatively impacted by declining revenues or unexpectedly high construction or fuel costs; utilities are subject to governmental rate regulation; and private activity bonds (including industrial development bonds) rely on project revenues and the creditworthiness of the corporate user as opposed to governmental support. Investing significantly in municipal obligations backed by revenues of similar types of industries or projects may make the fund more susceptible to developments affecting those industries and projects.

Market conditions The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including political or regulatory developments, recessions, inflation, rapid interest rate changes, war or acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

Interest rates The prices of, and the income generated by, debt instruments held by the fund may be affected by changes in interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Generally, funds with longer weighted average maturities and durations carry greater interest rate risk.

Callable bonds While a rise in interest rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be “called,” or redeemed before maturity, and that the proceeds may need to be reinvested in lower-yielding securities.

Credit quality An issuer of a debt instrument could suffer an adverse change in financial condition that results in a payment default (failure to make scheduled interest or principal payments), rating downgrade, or inability to meet a financial obligation. Securities that are rated below investment grade carry greater risk of default and should be considered speculative. Economic downturns often result in reduced levels of taxes collected and revenues earned by municipalities and insufficient funding to meet pension or health care obligations, which could lessen the overall financial strength of a municipality and increase the credit risk of the securities it issues. The fund’s credit risk is increased to the extent it invests in securities that are not backed by the taxing power of the municipal issuer.

Liquidity The fund may not be able to sell a holding in a timely manner at a desired price. Reduced liquidity in the bond markets can result from a number of events, such as limited trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. The secondary market for certain municipal bonds tends to be less developed and less liquid than many other bond markets. Less liquid markets could lead to greater price volatility and limit the fund’s ability to sell a holding at a suitable price.

Alternative minimum tax Although the fund seeks to distribute tax-exempt income, a portion of the fund’s otherwise tax-exempt dividends may be taxable to those shareholders subject to the federal alternative minimum tax.

Active management The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

Cybersecurity breaches The fund could be harmed by intentional cyber-attacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, customer data and confidential shareholder information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.
Performance
The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund’s Investor Class. Returns for other share classes vary since they have different expenses.
TAX-FREE SHORT-INTERMEDIATE FUND Calendar Year Returns

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	6/30/11	2.01%	Worst Quarter	12/31/16	-1.62%
The fund’s return for the three months ended 3/31/20 was -0.51%.
The following table shows the average annual total returns for each class of the fund that has been in operation for at least one full calendar year, and also compares the returns with the returns of a relevant broad-based market index, as well as with the returns of one or more comparative indexes that have investment characteristics similar to those of the fund, if applicable.

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA. After-tax returns are shown only for the Investor Class and will differ for other share classes.
Average Annual Total Returns Periods ended December 31, 2019
Average Annual Total Returns - T. Rowe Price Tax-Free Short-Intermediate Fund, Inc.	1 Year	5 Years	10 Years	Since inception		Inception date
Investor Class	3.65%	1.45%	1.84%			Dec. 23, 1983
Investor Class | Returns after taxes on distributions	3.65%	1.45%	1.84%			Dec. 23, 1983
Investor Class | Returns after taxes on distributions and sale of fund shares	2.83%	1.44%	1.81%			Dec. 23, 1983
I Class	3.94%			2.36%		Nov. 29, 2016
I Class | Bloomberg Barclays 1-5 Year Blend (1-6 Year Maturity) Index (reflects no deduction for fees, expenses, or taxes)				2.52%	[1]	Nov. 29, 2016
I Class | Lipper Short-Intermediate Municipal Debt Funds Average				2.73%	[2]	Nov. 30, 2016
Advisor Class	3.32%	1.11%		0.98%		Aug. 08, 2012
Advisor Class | Bloomberg Barclays 1-5 Year Blend (1-6 Year Maturity) Index (reflects no deduction for fees, expenses, or taxes)				1.65%	[3]	Aug. 08, 2012
Advisor Class | Lipper Short-Intermediate Municipal Debt Funds Average				1.64%	[4]	Jul. 31, 2012
Bloomberg Barclays 1-5 Year Blend (1-6 Year Maturity) Index (reflects no deduction for fees, expenses, or taxes)	4.03%	1.82%	2.03%
Lipper Short-Intermediate Municipal Debt Funds Average	4.46%	1.78%	2.18%
[1]	Return since 11/29/16.
[2]	Return since 11/30/16.
[3]	Return since 8/8/12.
[4]	Return since 7/31/12.

Updated performance information is available through troweprice.com.